Cash and Cash Equivalents - Reconciliation of Profit before Income Tax to Cash Generated from Operating Activities (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Disclosure of financial assets [abstract]
Operating Lease Payments	¥ 9,920